Discontinued Operations - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Discontinued Operations [Line Items]
Loss from discontinued operations, net	[1]		$ (10,548)
Income before income tax		$ 362,657	320,761	[1]
Cash outflows from discontinued operations, net			(12,022)
Rig Moving
Disclosure Of Discontinued Operations [Line Items]
Loss from discontinued operations, net			(10,600)
Income before income tax			(12,400)
Loss from discontinued operations, tax			(1,800)
Cash outflows from discontinued operations, net			12,000
Cash outflows from discontinued operations, before tax			13,800
Cash outflows from discontinued operations, tax			$ 1,800
Basic earnings (loss) per share from discontinued operations			$ (0.13)
Diluted earnings (loss) per share from discontinued operations			$ (0.12)

[1]	Recasted for changes in presentation currency (see note 2c)) and mark-to-market gain (loss) on deferred share units presentation (see note 24)